Intangible Assets	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

A.	Details of the Company’s Intangible assets:

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Technology	10,181	409
Customer relationship	5,182	-
Software license	1,745	1,506
Patent	75	75
Brand name	5,110	5,405
Goodwill	7,083	926
Intangible assets, net	29,376	8,321